Offerings	Oct. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares
Amount Registered | shares	5,621,776
Maximum Aggregate Offering Price	$ 41,294,621.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,592.63
Rule 457(f)	true
Amount of Securities Received | shares	365,439,131
Value of Securities Received, Per Share	0.113
Value of Securities Received	$ 41,294,621.80
Fee Note MAOP	$ 41,294,621.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions, or similar transactions. Relates to Vireo Growth Inc., a British Columbia corporation ("Vireo Growth"), subordinate voting shares (the "Vireo Growth subordinate voting shares") and warrants to purchase Vireo Growth subordinate voting shares, in each case issuable in connection with the proposed merger (the "Merger") of Supernova Merger Sub Inc., a Nevada corporation and a wholly owned subsidiary of Vireo Growth, with and into Planet 13 Holdings Inc., a Nevada corporation ("Planet 13"), consisting of Vireo Growth subordinate voting shares issuable (a) in exchange for shares of Planet 13 common stock, no par value (the "Planet 13 common stock") and (b) upon exercise of the warrants registered hereunder. The warrants registered hereunder represent warrants of Vireo Growth into which the 18,7500,000 outstanding warrants of Planet 13, issued on March 7, 2024, and exercisable at US$0.77 per share of Planet 13 common stock, will be converted in the Merger. The amount of the Vireo Growth subordinate voting shares to be registered represents the estimated maximum number of shares of Vireo Growth subordinate voting shares expected to be issued in connection with the Merger. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the market value of the shares of Planet 13 common stock to be cancelled in the Merger, calculated as the product of (i) 365,439,131, the estimated maximum number of shares of Planet 13 common stock that may be cancelled in the Merger, which includes (a) 335,319,455 shares of Planet 13 common stock outstanding as of October 5, 2026 and (b) 11,369,670 shares of Planet 13 common stock issuable upon settlement of Planet 13 restricted stock units outstanding as of June 30, 2026, and (c) shares of common stock underlying the 18,750,000 Planet 13 warrants, and (ii) $0.1130, the average of the high and low prices of Planet 13 common stock as reported on the OTCQX on October 6, 2026, a date within five business days prior to the date of filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Subordinate Voting Shares
Amount Registered | shares	18,750,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions, or similar transactions. No separate registration fee is required for the Vireo Growth warrants registered hereunder because such securities are being registered in connection with 288,443 Vireo Growth subordinate voting shares issuable upon the exercise of such warrants, and the registration fee for such underlying Vireo Growth subordinate voting shares has been included in the calculation above.